Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transaction Fees	$ 1,290.2	$ 1,009.9	$ 612.8
Regulatory transaction fees from related parties	275.7	272.0	127.4
Market data fees from related parties	131.0	110.3	59.4
Connectivity fees and other from related parties	81.8	66.0	41.9
Liquidity payments to related parties	1,070.7	831.4	474.7
Routing and clearing to related parties	47.9	47.3	42.6
Related party
Transaction Fees	569.0	481.3	172.0
Regulatory transaction fees from related parties	129.3	117.0	39.2
Market data fees from related parties	2.4	2.3	1.2
Connectivity fees and other from related parties	29.4	23.9	9.2
Liquidity payments to related parties	548.5	405.5	167.5
Routing and clearing to related parties	$ 38.9	$ 24.7	$ 33.1